Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 20 1 9	December 31, 20 1 8
Real estate loans:
One-to-four family residential:
Owner occupied	$6,298	$6,603
Non-owner occupied	39,897	47,361
Total one-to-four family residential	46,195	53,964
Multi-family (five or more) residential	22,233	23,967
Commercial real estate	119,323	103,819
Construction	12,523	9,998
Home equity	3,726	4,347
Total real estate loans	204,000	196,095

Commercial business	45,745	23,616
Other consumer	22	19
Total Loans	249,767	219,730

Deferred loan fees and costs	(844)	(867)
Allowance for loan losses	(2,231)	(1,965)
Net Loans	$246,692	$216,898

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 201 9
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,126	$--	$172	$--	$6,298
One-to-four family residential non-owner occupied	39,579	--	318	--	39,897
Multi-family residential	22,233	--	--	--	22,233
Commercial real estate	118,233	798	292	--	119,323
Construction	12,523	--	--	--	12,523
Home equity	3,726	--	--	--	3,726
Commercial business	45,745	--	--	--	45,745
Other consumer	22	--	--	--	22
Total	$248,187	$798	$782	$--	$249,767
	December 31, 20 1 8
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,421	$--	$182	$--	$6,603
One-to-four family residential non-owner occupied	46,534	--	827	--	47,361
Multi-family residential	23,967	--	--	--	23,967
Commercial real estate	101,821	--	1,998	--	103,819
Construction	9,998	--	--	--	9,998
Home equity	4,347	--	--	--	4,347
Commercial business	23,149	--	467	--	23,616
Other consumer	19	--	--	--	19
Total	$216,256	$--	$3,474	$--	$219,730

Impaired Financing Receivables [Table Text Block]
December 31, 20 1 9
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$172	$178	$--	$178	$--
One-to-four family residential non-owner occupied	19	19	--	225	13
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	132	132	4	133	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$172	178	$--	$178	$--
One-to-four family residential non-owner occupied	19	19	--	225	13
Multi-family residential	--	--	--	--	--
Commercial real estate	132	132	4	133	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$323	$329	$4	$536	$25
	December 31, 20 1 8
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$182	$185	$--	$417	$23
One-to-four family residential non-owner occupied	265	265	--	324	17
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	2,050	37
Home equity	--	--	--	44	2
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	68	68	50	162	4
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	5	133	10
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$182	185	$--	$417	$23
One-to-four family residential non-owner occupied	333	333	50	486	21
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	5	133	10
Construction	--	--	--	2,050	37
Home equity	--	--	--	44	2
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$648	$651	$55	$3,130	$93

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
December 31, 201 9
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	19	--	19	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	132	--	132	4
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$151	$--	$151	$4
December 31, 20 1 8
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	265	--	265	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	5
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$398	$--	$398	$5

Contractual Aging of Troubled Debt Restructurings [Table Text Block]
December 31, 2019
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	19	--	--	19
Multi-family residential	--	--	--	--	--
Commercial real estate	132	--	--	--	132
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$132	$19	$--	$--	$151
December 31, 201 8
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	265	--	--	--	265
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$398	$--	$--	$--	$398

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	December 31, 2019
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$51	$435	$156	$839	$175	$21	$247	$41	$1,965
Charge-offs	--	(37)	--	--	--	--	--	--	(37)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	1	(47)	(11)	15	75	(2)	253	19	303
Ending balance	$52	$351	$145	$854	$250	$19	$500	$60	$2,231
Ending balance evaluated for impairment:
Individually	$--	$--	$--	$4	$--	$--	$--	$--	$4
Collectively	$52	$351	$145	$850	$250	$19	500	$60	$2,227
Loans receivable:
Ending balance	$6,298	$39,897	$22,233	$119,323	$12,523	$3,726	$45,767		$249,767
Ending balance evaluated for impairment:
Individually	$172	$19	$--	$132	$--	$--	$--		$323
Collectively	$6,126	$39,878	$22,233	$119,191	$12,523	$3,726	$45,767		$249,444
	December 31, 201 8
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$48	$540	$152	$687	$136	$27	$140	$82	$1,812
Charge-offs	--	(47)	--	--	(215)	--	--	--	(262)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	3	(58)	4	152	254	(6)	107	(41)	415
Ending balance	$51	$435	$156	$839	$175	$21	$247	$41	$1,965
Ending balance evaluated for impairment:
Individually	$--	$50	$--	$5	$--	$--	$--	$--	$55
Collectively	$51	$385	$156	$834	$175	$21	247	$41	$1,910
Loans receivable:
Ending balance	$6,603	$47,361	$23,967	$103,819	$9,998	$4,347	$23,635		$219,730
Ending balance evaluated for impairment:
Individually	$182	$333	$--	$133	$--	$--	$--		$648
Collectively	$6,421	$47,028	$23,967	$103,686	$9,998	$4,347	$23,635		$219,082

Financing Receivable, Nonaccrual [Table Text Block]
	December 31, 201 9	December 31, 201 8
One-to-four family residential owner occupied	$172	$182
One-to-four family residential non-owner occupied	--	68
Multi-family residential	--	--
Commercial real estate	--	--
Construction	--	--
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
Total	$172	$250

Financing Receivable, Past Due [Table Text Block]
	December 31, 201 9
	30- 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,199	$172	$1,371	$4,927	$6,298	$--
One-to-four family residential non-owner occupied	1,069	--	1,069	38,828	39,897	--
Multi-family residential	--	--	--	22,233	22,233	--
Commercial real estate	986	190	1,176	118,147	119,323	190
Construction	1,120	--	1,120	11,403	12,523	--
Home equity	--	--	--	3,726	3,726	--
Commercial business	66	--	66	45,679	45,745	--
Other consumer	--	--	--	22	22	--
Total	$4,440	$362	$4,802	$244,965	$249,767	$190
	December 31, 201 8
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$1,096	$182	$1,278	$5,325	$6,603	$--
One-to-four family residential non-owner occupied	1,259	68	1,327	46,034	47,361	--
Multi-family residential	371	--	371	23,596	23,967	--
Commercial real estate	2,070	548	2,618	101,201	103,819	548
Construction	2,231	--	2,231	7,767	9,998	--
Home equity	31	--	31	4,316	4,347	--
Commercial business	3	380	383	23,233	23,616	380
Other consumer	--	--	--	19	19	--
Total	$7,061	$1,178	$8,239	$211,491	$219,730	$928